Document and Entity Information	Sep. 05, 2023
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Virtus Strategy Trust
Entity Central Index Key	0001423227
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 05, 2023
Document Effective Date	Sep. 05, 2023
Prospectus Date	Jan. 27, 2023
Virtus International Small-Cap Fund | Class A
Prospectus:
Trading Symbol	AOPAX
Virtus International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AOPCX
Virtus International Small-Cap Fund | Class R
Prospectus:
Trading Symbol	ALORX
Virtus International Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	ALOIX
Virtus International Small-Cap Fund | Class P
Prospectus:
Trading Symbol	ALOPX
Virtus International Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	AIISX